Supplement dated May 6, 2019
to the Statement of Additional Information (the "SAI"), as supplemented, dated March 1, 2019, for the following funds:
Fund
Columbia Funds Series Trust
Columbia AMT-Free California Intermediate Muni Bond Fund (To be renamed Columbia California Intermediate Municipal Bond Fund effective 5/14/2019)
Columbia AMT-Free Georgia Intermediate Muni Bond Fund (To be renamed Columbia Georgia Intermediate Municipal Bond Fund effective 5/14/2019)
Columbia AMT-Free Maryland Intermediate Muni Bond Fund (To be renamed Columbia Maryland Intermediate Municipal Bond Fund effective 5/14/2019)
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund (To be renamed Columbia North Carolina Intermediate Municipal Bond Fund effective 5/14/2019)
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund (To be renamed Columbia South Carolina Intermediate Municipal Bond Fund effective 5/14/2019)
Columbia AMT-Free Virginia Intermediate Muni Bond Fund (To be renamed Columbia Virginia Intermediate Municipal Bond Fund effective 5/14/2019)
Effective immediately, the information for the following funds under the subsection "The Investment Manager and Subadvisers – Portfolio Managers" in the "Investment Management and Other Services" section of the SAI is hereby superseded and replaced with the following:
		Other accounts Managed (excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
For Funds with fiscal year ending April 30 – Information is as of April 30, 2018, unless otherwise noted
AMT-Free CA Intermediate Muni Bond Fund	Paul Fuchs	10 RICs 7 other accounts	$3.21 billion $54.54 million	None	None	Columbia Management	Columbia Management
	Anders Myhran(i)	5 RICs 4 PIVs 4 other accounts	$2.24 billion $3.51 billion $158.73 million	None	None
	Deborah Vargo	10 RICs 129 other accounts	$3.21 billion $1.66 billion	None	None
AMT-Free GA Intermediate Muni Bond Fund	Paul Fuchs	10 RICs 7 other accounts	$3.57 billion $54.54 million	None	None	Columbia Management	Columbia Management
	Anders Myhran(i)	5 RICs 4 PIVs 4 other accounts	$2.24 billion $3.51 billion $158.73 million	None	None
	Deborah Vargo	10 RICs 129 other accounts	$3.57 billion $1.66 billion	None	None
AMT-Free MD Intermediate Muni Bond Fund	Paul Fuchs	10 RICs 7 other accounts	$3.56 billion $54.54 million	None	None	Columbia Management	Columbia Management
	Anders Myhran(i)	5 RICs 4 PIVs 4 other accounts	$2.24 billion $3.51 billion $158.73 million	None	None
	Deborah Vargo	10 RICs 129 other accounts	$3.56 billion $1.66 billion	None	None
SUP915_00_032_(05/19)

		Other accounts Managed (excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
AMT-Free NC Intermediate Muni Bond Fund	Paul Fuchs	10 RICs 7 other accounts	$3.46 billion $54.54 million	None	None	Columbia Management	Columbia Management
	Anders Myhran(i)	5 RICs 4 PIVs 4 other accounts	$2.24 billion $3.51 billion $158.73 million	None	None
	Deborah Vargo	10 RICs 129 other accounts	$3.46 billion $1.66 billion	None	None
AMT-Free SC Intermediate Muni Bond Fund	Paul Fuchs	10 RICs 7 other accounts	$3.51 billion $54.54 million	None	None	Columbia Management	Columbia Management
	Anders Myhran(i)	5 RICs 4 PIVs 4 other accounts	$2.24 billion $3.51 billion $158.73 million	None	None
	Deborah Vargo	10 RICs 129 other accounts	$3.51 billion $1.66 billion	None	None
AMT-Free VA Intermediate Muni Bond Fund	Paul Fuchs	10 RICs 7 other accounts	$3.46 billion $54.54 million	None	None	Columbia Management	Columbia Management
	Anders Myhran(i)	5 RICs 4 PIVs 4 other accounts	$2.24 billion $3.51 billion $158.73 million	None	None
	Deborah Vargo	10 RICs 129 other accounts	$3.46 billion $1.66 billion	None	None
*	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
**	Number and type of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(i)	The portfolio manager began managing the Fund after its last fiscal year end; reporting information is provided as of March 31, 2019.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP915_00_032_(05/19)
2